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    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION on December 2, 2003
                        Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721


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                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
              -----------------------------------------------------


                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 6 [X]

                                       And

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                               Amendment No. 9 [X]

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                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

      C/O PIMCO Advisors Fund Management LLC, 1345 Avenue of the Americas.
                               New York, NY 10105
          (Address of Principal Executive Officer)       (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 739-3502

                                   ----------

                                    Copy to:

         Newton B. Schott, Jr.                     J.B. Kittredge, Jr. Esquire
 c/o PIMCO Advisors Distributors LLC                     Ropes & Gray LLP
         2187 Atlantic Street                        One International Place
          Stamford, CT 06902                       Boston, Massachusetts 02110

                        --------------------------------

It is proposed that this filing will become effective:

     [ ] Immediately upon filing pursuant to paragraph (b),
     [X] On January 1, 2004 pursuant to paragraph (b),
     [ ] 60 days after filing pursuant to paragraph (a)(1),


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     [ ] On ________ pursuant to paragraph (a)(1),
     [ ] 75 days after filing pursuant to paragraph (a)(2),
     [ ] On_________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 6 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 5 filed on September 19, 2003. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 5.

This Post-Effective Amendment No. 6 relates only to the Allianz Dresdner Daily Asset Fund. The amendment does not supersede or amend disclosure in the Trust's Registration Statement relating to any other series of the Trust.


                                     NOTICE

         A copy of the Agreement and Declaration of Trust of Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 2nd day of December, 2003, and the Registrant hereby certifies that the amendment meets all the requirements under Section (b) of Rule 485 under the Securities Act of 1933.

                                     FIXED INCOME SHARES


                                     By:  /s/ Brian S. Shlissel
                                          -------------------------------------
                                          Brian S. Shlissel
                                          President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                                Capacity                   Date
----                                --------                   ----


/s/ Brian S. Shlissel               President and Chief        December 2, 2003
-----------------------------       Executive Officer
Brian S. Shlissel                   (principal executive
                                    officer)

/s/ Lawrence G. Altadonna           Treasurer                  December 2, 2003
-----------------------------       (principal financial
Lawrence G. Altadonna               officer and principal
                                    accounting officer)

*                                   Trustee
-----------------------------
Paul Belica

*                                   Trustee
-----------------------------
Robert E. Connor


* By: /s/ Brian S. Shlissel
      -----------------------
      Attorney-in-Fact by Power of Attorney
      Previously filed
      Date: December 2, 2003